Other Intangibles, Net (Schedule Of Future Amortization Of The Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Intangibles, Net [Abstract]
2017	$ 31,177
2018	24,871
2019	21,176
2020	21,176
2021	21,176
Thereafter	198,412
Finite-lived intangible assets	$ 317,988	$ 364,137